Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation	$ 48	$ 43
Revisions in estimates for current obligations	2
Accretion — expense	$ 3